SHARE-BASED PAYMENTS	6 Months Ended
Jun. 30, 2025
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

NOTE 5 - SHARE-BASED PAYMENTS:

On March 26, 2025, the BoD granted 78,950 RSUs to employees and consultants of the Company. These RSUs will vest in 8 equal quarterly installments over two years and had a fair value of $0.2 million on the grant date, based on the ADS price on that date. In addition, the general meeting of the Company’s shareholders held on May 26, 2025, following approval by the Company’s Board of Directors in March 2025, approved the grant of 30,350 RSUs to the Company’s directors and Chief Executive Officer, on the same terms. The fair value of these RSUs on the approval date was $0.1 million.